Note 8 - Stockholders' Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
NOTE
8–
STOCKHOLDERS’ EQUITY

Preferred Stock
The Company is authorized to issue
10,000,000
shares of noncumulative, non-voting, nonconvertible preferred stock,
$0.001
par value per share. At
June 30, 2018
and
December 31, 2017,
no
shares of preferred stock were outstanding.

Common Stock
On
December 7, 2017,
stockholders of the Company approved to increase the authorized shares of common stock from
250,000,000
to
400,000,000
shares,
$0.001
par value per share. At
June 30, 2018
and
December 31, 2017,
173,638,549
and
140,763,54
9
shares were issued and outstanding, respectively.

2018
During the
six
months ended
June 30, 2018
the Company issued (i)
1,500,000
shares of common stock at a price of
$0.04
per share to a consultant for investor relation services to be performed, (ii)
17,375,000
shares of common stock at a price of
$0.04
per share, (iii)
3,000,000
shares of common stock at a price of
$0.05
per share, (iv)
1,000,000
shares of common stock at a price of
$0.10
per share, (v)
2,000,000
shares of common stock at a price of
$0.04
per share upon the exercise of a warrant to purchase shares of common stock, and (vi)
8,000,000
units, (
one
unit consisting of
one
share of common stock and
one
warrant to purchase
one
share of common stock at a price of
$0.15
) at a price of
$0.08
per unit.

2017
During
2017,
the Company issued: (i)
250,000
shares of common stock, at a price of
$0.36
per share, to directors; (ii)
26,500,000
units, (
one
unit consisting of
one
share of common stock and
one
warrant to purchase
0.25
shares of common stock at a price of
$0.04
per unit; (iii)
2,275,000
units, at a price of
$0.04
per unit, as payment for fees associated with a private placement of stock and (iv)
3,1250,000
shares of common stock, at a price of
$0.04
per share, upon the exercise of warrants to purchase common stock.

NOTE
9
– STOCKHOLDERS’ EQUITY

Preferred Stock

The Company is authorized to issue
10,000,000
shares of noncumulative, non-voting, nonconvertible preferred stock,
$0.001
par value per share. At
December 31, 2017
and
2016,
no
shares of preferred stock were outstanding.

Common Stock

On
December 7, 2017,
stockholders of the Company approved to increase the authorized shares of common stock from
250,000,000
to
400,000,000
shares,
$0.001
par value per share. At
December 31, 2017
and
2016,
140,763,549
and
108,613,549
shares were issued and outstanding, respectively.

2017

During
2017,
the Company issued: (i)
250,000
shares of common stock, valued at
$9,000,
to directors; (ii)
26,500,000
units, (
one
unit consisting of
one
share of common stock and
one
warrant to purchase
0.25
shares of common stock) for total proceeds of
$1,060,000;
(iii)
2,275,000
units, valued at
$91,000,
as payment for fees associated with a private placement of stock and (iv)
3,1250,000
shares of common stock for proceeds of
$125,000
upon the exercise of warrants to purchase common stock.

2016

During
2016,
the Company issued: (i)
10,933,333
units (
one
unit consisting of
one
share of common stock and
one
warrant to purchase
0.3
shares of common stock) for total proceeds of
$1,640,000
and (ii) a total of
203,980
shares of common stock valued at
$53,914
to directors as payment for fees.